Loans and advances to clients (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impairment losses - Loans and receivables
Balance at beginning of year	R$ 20,723,062	R$ 18,191,126	R$ 15,411,759
Impairment losses charged to income for the year	13,540,105	13,492,072	14,383,935
Transfers between stages	3,133,208
Movement of the period	10,406,897
Of which:
Commercial and industrial	3,620,292	5,499,018	6,523,051
Real estate-construction	192,901	471,366	369,431
Installment loans to individuals	9,708,243	7,460,458	7,616,819
Lease financing	18,669	61,230	(125,366)
Write-off of impaired balances against recorded impairment allowance	(11,293,852)	(13,421,560)	(11,604,568)
Of which:
Commercial and industrial	(3,981,414)	(5,715,903)	(4,553,166)
Real estate-construction	(190,660)	(341,804)	(189,625)
Installment loans to individuals	(7,099,553)	(7,312,310)	(6,810,997)
Lease financing	(22,225)	(51,543)	(50,780)
Balance at end of year	22,969,315	18,261,638	18,191,126
Of which:
Loans and advances to customers	20,241,803	15,409,056	16,434,782
Loans and amounts due from credit institutions (Note 5)	13,561	69,015	201,441
Provision for Debt Instruments (Note 6)	2,713,951	2,783,567	1,554,903
Recoveries of loans previously charged off	826,573	1,153,931	994,101
Of which:
Commercial and industrial	345,085	412,514	562,393
Real estate-construction	103,433	209,940	102,826
Installment loans to individuals	369,557	521,589	314,422
Lease financing	8,498	R$ 9,888	R$ 14,460
Stage 1 | Credit losses expected in 12 months
Impairment losses - Loans and receivables
Balance at beginning of year	3,833,553
Impairment losses charged to income for the year	83,725
Transfers between stages	(1,096,539)
Movement of the period	1,180,264
Of which:
Commercial and industrial	(311,546)
Real estate-construction	(10,173)
Installment loans to individuals	406,011
Lease financing	(567)
Of which:
Balance at end of year	3,917,278
Of which:
Loans and advances to customers	3,831,812
Provision for Debt Instruments (Note 6)	85,465
Stage 2 | Expected credit losses over a useful life not subject to impairment
Impairment losses - Loans and receivables
Balance at beginning of year	3,767,490
Impairment losses charged to income for the year	389,100
Transfers between stages	(273,048)
Movement of the period	662,148
Of which:
Commercial and industrial	(161,669)
Real estate-construction	(28,581)
Installment loans to individuals	581,068
Lease financing	(1,718)
Write-off of impaired balances against recorded impairment allowance	(377,471)
Of which:
Commercial and industrial	(132,770)
Real estate-construction	(877)
Installment loans to individuals	(243,824)
Balance at end of year	3,779,119
Of which:
Loans and advances to customers	3,727,264
Loans and amounts due from credit institutions (Note 5)	13,561
Provision for Debt Instruments (Note 6)	38,296
Stage 3 | Expected credit losses during the useful life subject to impairment
Impairment losses - Loans and receivables
Balance at beginning of year	13,122,019
Impairment losses charged to income for the year	13,067,280
Transfers between stages	4,502,795
Movement of the period	8,564,485
Of which:
Commercial and industrial	4,093,507
Real estate-construction	231,655
Installment loans to individuals	8,721,164
Lease financing	20,954
Write-off of impaired balances against recorded impairment allowance	(10,916,381)
Of which:
Commercial and industrial	(3,848,644)
Real estate-construction	(189,783)
Installment loans to individuals	(6,855,729)
Lease financing	(22,225)
Balance at end of year	15,272,918
Of which:
Loans and advances to customers	12,682,727
Provision for Debt Instruments (Note 6)	2,590,190
Recoveries of loans previously charged off	826,573
Of which:
Commercial and industrial	345,085
Real estate-construction	103,433
Installment loans to individuals	369,557
Lease financing	R$ 8,498